GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Allocation of Purchase Price for Acquired Property of Centre des Technologies Nouvelles in Geneva, Switzerland
USD

Cash paid for Eldista shares	$40,559

Assets and liabilities acquired:

Land	23,654
Building	137,797
Swap instrument	(392)
Mortgage loan	(92,705)
Rent settlements with tenants	(1,759)
Lease provision	(7,311)
In-place leases, net	1,124
Deferred tax liabilities	(15,282)
Other current net assets	(155)
Gain from a bargain purchase	(4,412)

Total purchase price	40,559

Less:
Purchase price paid by non-controlling interests	(19,875)

Net purchase price	$20,684

Schedule of Disposal Groups, including Discontinued Operations
	Year ended December 31,
	2012	2011	2010

Revenues	$-	$-	$4,457

Operating income	$-	$-	$2,874

Costs and expenses	$-	$51	$3,779

Other Income	$-	$-	$6,304

Net income (loss) from discontinued operations	$-	$(51)	$5,399

Basic and Diluted net earnings per share from discontinued operations	$-	$(0.00)	$0.33

The assets and liabilities of the Video Activity for the years ended December 31, 2011 and 2012, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	December 31,
	2012	2011
Assets:

Other accounts receivable	$980	$980

Total assets	$980	$980

Liabilities:

Other accounts payable and accrued expenses	$2,563	$2,990

Total liabilities	$2,563	$2,990